PREPAID ROYALTIES AND DEFERRED COSTS	12 Months Ended
Dec. 31, 2011
PREPAID ROYALTIES AND DEFERRED COSTS

7. PREPAID ROYALTIES AND DEFERRED COSTS

Other than impairment related to WoW operation disclosed in Note 29, due to weaker than expected operating performance of certain games other than WoW, the Group also recognized an impairment loss for prepaid royalties and deferred costs of RMB60.9 million and RMB0.4 million, respectively, for the year ended December 31, 2009, RMB5.5 million and nil, respectively, for the year ended December 31, 2010, and nil and nil, respectively, for the year ended December 31, 2011. The impairment charges of prepaid royalties and deferred cost were included in cost of services in the consolidated statements of operations and comprehensive income (loss).